Debt, Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Debt, Cash and Cash Equivalents

B.9. DEBT, CASH AND CASH EQUIVALENTS
Changes in financial position during the period were as follows:

(€ million)	June 30, 2020	December 31, 2019
Long-term debt	20,404	20,131
Short-term debt and current portion of long-term debt	3,329	4,554
Interest rate and currency derivatives used to manage debt	(173)	(117)
Total debt	23,560	24,568
Cash and cash equivalents	(15,969)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(34)
Net debt (a)	7,680	15,107
(a)Net debt does not include lease liabilities, which amounted to €1,195 million as of June 30, 2020 and €1,248 million as of December 31, 2019.

“Net debt” is a financial indicator used by management and investors to measure Sanofi’s overall net indebtedness.

B.9.1. NET DEBT AT VALUE ON REDEMPTION
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2020 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2020	Amortized cost	Adjustment to debt measured at fair value	June 30, 2020	December 31, 2019
Long-term debt	20,404	77	(53)	20,428	20,180
Short-term debt and current portion of long-term debt	3,329	2	(2)	3,329	4,553
Interest rate and currency derivatives used to manage debt	(173)	—	29	(144)	(86)
Total debt	23,560	79	(26)	23,613	24,647
Cash and cash equivalents	(15,969)	—	—	(15,969)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	—	—	89	(34)
Net debt (a)	7,680	79	(26)	7,733	15,186
(a)Net debt does not include lease liabilities, which amounted to €1,195 million as of June 30, 2020 and €1,248 million as of December 31, 2019.

The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2020			December 31, 2019
	non-current	current	Total	non-current	current	Total
Bond issues	20,340	1,890	22,230	20,128	4,079	24,207
Other bank borrowings	75	1,131	1,206	40	156	196
Other borrowings	13	1	14	13	12	25
Bank credit balances	—	307	307	—	305	305
Interest rate and currency derivatives used to manage debt	—	(144)	(144)	—	(86)	(86)
Total debt	20,428	3,185	23,613	20,181	4,466	24,647
Cash and cash equivalents	—	(15,969)	(15,969)	—	(9,427)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	89	89	(6)	(28)	(34)
Net debt	20,428	(12,695)	7,733	20,175	(4,989)	15,186
Principal financing and debt reduction transactions during the period
In March 2020, Sanofi carried out a €1.5 billion bond issue in two tranches:
•€750 million of fixed-rate bonds maturing April 2025, bearing interest at an annual rate of 1.000%; and
•€750 million of fixed-rate bonds maturing April 2030, bearing interest at an annual rate of 1.500%.
In April 2020, Sanofi carried out a €500 million tap issue on those two bond tranches:
•€250 million of fixed-rate bonds, which increased to €1 billion the principal of the tranche maturing April 2025 and bearing interest at an annual rate of 1.000%; and
•€250 million of fixed-rate bonds, which increased to €1 billion the principal of the tranche maturing April 2030 and bearing interest at an annual rate of 1.500%.
Five bond issues were redeemed in the first half of 2020:
•a September 2016 fixed-rate bond issue of €1 billion, which matured on January 13, 2020;
•a March 2018 floating-rate bond issue of €1 billion, which matured on March 21, 2020;
•a March 2018 fixed-rate bond issue of €500 million, which matured on March 21, 2020;
•a September 2013 fixed-rate bond issue of €1 billion maturing September 2020, redeemed early on June 4, 2020; and
•a June 2010 fixed-rate bond issue of $500 million carried out by Genzyme Corp, which matured on June 15, 2020.
Sanofi had the following arrangements in place as of June 30, 2020 to manage its liquidity in connection with current operations:
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, due to expire on December 17, 2020 following the exercise of a second extension option in November 2015; and
•a syndicated credit facility of €4 billion, drawable in euros and in US dollars, due to expire on December 3, 2021 following the exercise of a second extension option in November 2016.
Sanofi has no further extension options for those facilities. As of June 30, 2020, there were no drawdowns under either facility.
Sanofi also has a €6 billion Negotiable European Commercial Paper program in France and a $10 billion Commercial Paper program in the United States. During the first half of 2020 only the US program was used, with an average drawdown of $2.6 billion.
The financing in place as of June 30, 2020 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.

B.9.2. MARKET VALUE OF NET DEBT
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2020	December 31, 2019
Market value	9,126	16,370
Value on redemption	7,733	15,186